Finance Items - Schedule of Finance Income and Finance Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance income and cost expense [Line Items]
Finance income	$ 2,998	$ 17,349
Rio Tinto Limited [Member]
Finance income and cost expense [Line Items]
Weighted average rate of general borrowings	8.10%	8.30%
Finance income	$ 0	$ 2,100